Inverse Emerging Markets 2x Strategy Fund Expense Example - Class A and Class C [Member] - Inverse Emerging Markets 2x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 356
Expense Example, with Redemption, 3 Years	806
Expense Example, with Redemption, 5 Years	1,382
Expense Example, with Redemption, 10 Years	2,947
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	1,023
Expense Example, with Redemption, 5 Years	1,424
Expense Example, with Redemption, 10 Years	$ 2,543